Commodity Derivative Financial Instruments - Schedule of Derivative Instrument (Details) - Forecast [Member] bbl in Thousands, MMBTU in Thousands	3 Months Ended
	Jun. 30, 2029 MMBTU $ / MMBbls	Mar. 31, 2029 MMBTU $ / MMBbls $ / bbl bbl	Dec. 31, 2028 MMBTU $ / MMBbls $ / bbl bbl	Sep. 30, 2028 MMBTU $ / MMBbls $ / bbl bbl	Jun. 30, 2028 MMBTU $ / MMBbls $ / bbl bbl	Mar. 31, 2028 MMBTU $ / bbl $ / MMBbls bbl	Dec. 31, 2027 MMBTU $ / bbl $ / MMBbls bbl	Sep. 30, 2027 MMBTU $ / MMBbls $ / bbl bbl	Jun. 30, 2027 MMBTU $ / MMBbls $ / bbl bbl	Mar. 31, 2027 MMBTU $ / MMBbls $ / bbl bbl	Dec. 31, 2026 MMBTU $ / MMBbls $ / bbl bbl	Sep. 30, 2026 MMBTU $ / MMBbls $ / bbl bbl	Jun. 30, 2026 MMBTU $ / MMBbls $ / bbl bbl	Mar. 31, 2026 MMBTU $ / MMBbls $ / bbl bbl
Natural Gas Fixed Price Swaps [Member]
Derivative [Line Items]
Volume | MMBTU	533	2,536	3,492	3,517	3,524	4,597	5,130	5,088	5,035	5,197	5,494	5,087	4,920	4,428
Weighted Average Price	3.38	3.64	3.66	3.65	3.74	3.75	3.85	3.85	3.85	3.98	4.06	4.05	4.04	4.12
Weighted Average Sales Price	3.38	3.64	3.66	3.65	3.74	3.75	3.85	3.85	3.85	3.98	4.06	4.05	4.04	4.12
Natural Gas Fixed Price Swaps [Member] | As Previously Reported [Member]
Derivative [Line Items]
Volume | MMBTU		2,273	3,149	3,164	3,157	4,374	5,025	4,990	4,938	5,092	5,379	4,896
Weighted Average Price					3.75	3.76		3.86	3.86	3.99	4.07	4.06
Weighted Average Sales Price					3.75	3.76		3.86	3.86	3.99	4.07	4.06
Natural Gas TETCO M2 Fixed Price Swaps [Member]
Derivative [Line Items]
Volume | MMBTU	291	547	675	667	667	1,551	1,886	1,872	1,857	2,035	1,979	1,962	1,958	1,959
Weighted Average Price	(1.03)	(0.96)	(0.94)	(0.96)	(0.94)	(0.91)	(1.04)	(1.03)	(1.04)	(1.03)	(1.07)	(1.07)	(0.81)	(0.45)
Weighted Average Sales Price	(1.03)	(0.96)	(0.94)	(0.96)	(0.94)	(0.91)	(1.04)	(1.03)	(1.04)	(1.03)	(1.07)	(1.07)	(0.81)	(0.45)
Natural Gas TETCO M2 Fixed Price Swaps [Member] | As Previously Reported [Member]
Derivative [Line Items]
Weighted Average Price	(0.61)	(0.43)		(0.98)	(0.7)	(0.46)		(0.99)	(0.75)	(0.48)	(1.04)	(1.02)
Weighted Average Sales Price	(0.61)	(0.43)		(0.98)	(0.7)	(0.46)		(0.99)	(0.75)	(0.48)	(1.04)	(1.02)
WTI Fixed Price Swaps [Member]
Derivative [Line Items]
Volume | bbl		7	20	20	19	32	34	33	34	40	41	44	20	21
Weighted Average Price | $ / bbl		62.75	62.75	62.75	62.75	61.37	61.46	61.36	61.3	61.74	62.04	63	62.62	64.25
Weighted Average Sales Price | $ / bbl		62.75	62.75	62.75	62.75	61.37	61.46	61.36	61.3	61.74	62.04	63	62.62	64.25
WTI Fixed Price Swaps [Member] | As Previously Reported [Member]
Derivative [Line Items]
Volume | bbl						14	14	15	16	16	17	19
Weighted Average Price | $ / bbl						59.5	59.5	59.5	59.5	59.5	59.5	60.34
Weighted Average Sales Price | $ / bbl						59.5	59.5	59.5	59.5	59.5	59.5	60.34
Natural Gas Collar Contracts [Member]
Derivative [Line Items]
Volume | MMBTU												300	225	720
Natural Gas Collar Contracts [Member] | Maximum [Member]
Derivative [Line Items]
Weighted Average Price												3.6	3.6	4.62
Weighted Average Sales Price												3.6	3.6	4.62
Natural Gas Collar Contracts [Member] | Minimum [Member]
Derivative [Line Items]
Weighted Average Price												3	3	3.5
Weighted Average Sales Price												3	3	3.5